Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2021	$–	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	–	89,513	32,703	124,360	–	12,936,374
Additions	–	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Balance, December 31, 2022	885,237	12,135,221	–	92,255	42,439	129,235	–	13,284,387
Additions	434,344	–	1,502	–	412	37	–	436,295
Disposal	–	(93,002)	–	(57,668)	–	–	–	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	–	505,420
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$–	$14,075,432
Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2021	$–	$174,854	$108,623	$23,505	$1,206	$464	$–	$308,652
Depreciation	–	972,872	–	27,883	22,942	13,490	–	1,037,187
Depreciation – Bophelo	–	32,549	49,538	6,577	20,832	463	–	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(195,441)	(149,161)	(28,357)	(2,877)	(876)	–	(376,712)
Foreign exchange movements	–	68,415	(9,000)	911	(15,759)	1,230	–	45,797
Balance, December 31, 2022	–	1,053,249	–	30,519	26,344	14,771	–	1,124,883
Depreciation	–	1,541,644	300	29,928	12,757	21,330	–	1,605,959
Disposal	–	(14,771)	–	(36,316)	–	–	–	(51,087)
Foreign exchange movements	–	143,044	8	(2,767)	5,660	2,469	–	148,414
Balance, December 31, 2023	$–	$2,723,166	$308	$21,364	$44,761	$38,570	$–	$2,828,169

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2022 and 2021	$–	$–	$–	$–	$–	$–	$–	$–
Impairment	737,994	7,902,730	–	9,174	1,135	76,998	–	8,728,031
Balance, December 31, 2023	$737,994	$7,902,730	$–	$9,174	$1,135	$76,998	$–	$8,728,031
Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2022	$885,237	$11,081,972	$–	$61,736	$16,095	$114,464	$–	$12,159,504
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$–	$2,519,232